Cash, Restricted Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Unrestricted cash held with chartered banks	$ 6,135,166	$ 733,188
Restricted cash	35,964	29,611
Total	$ 6,171,130	$ 762,799